Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	Neuberger Berman Equity Funds
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2019
Document Effective Date	Mar. 28, 2019
Prospectus Date	Mar. 28, 2019